SPAC Sponsor Loan to MEOA (Details) - MEOA Promissory Note $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Commitments, Description	Such loan is payable upon consummation of MEOA’s initial business combination, without interest, or, at the SPAC Sponsor’s discretion, would be convertible into warrants of MEOA at a price of $1.00 per warrant. If MEOA does not complete a business combination such loan would be forgiven.
SPAC Sponsor
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 337